Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Significant Accounting Policies [Abstract]
Schedule of Depreciable Rates of Property and Equipment	Depreciation is calculated using the straight-line method over the estimated useful lives of the assets at the following annual rates:

	%	Mainly %

Laboratory equipment	10	10

Computers, office furniture and equipment	6 - 33	33

Schedule of Major Customer Data as a Percentage

Major customer data as a percentage of total revenues:

	Year ended December 31,
	2025	2024	2023

Cipher Pharmaceuticals (Canada)	11%	7%	11%
Chong Kun Dang Pharmaceuticals Corp. (South Korea)	19%	11%	25%
Gebro Holding GmbH (Austria)	19%	11%	18%
Ewopharma AG (Switzerland)	51%	30%	46%
Vetbiolix (France)	-%	41%	-

Total	100%	100%	100%

Schedule of Antidilutive Shares

All outstanding share options and warrants for the years ended December 31, 2025, 2024 and 2023 have been excluded from the calculation of the diluted net loss per share, because all such securities are anti-dilutive for all periods presented. The potential ordinary shares and warrants that were excluded from the computation of diluted net loss per share attributable to ordinary shareholders for the periods presented because including them would have been anti-dilutive are as follows:

	Year ended December 31,
	2025	2024	2023

Options	49,533	41,610	27,492
Warrants	2,604,096	886,599	617,337

Total	2,653,629	928,209	644,829

(*)	Retroactively adjusted to give effect to the reverse share split, see also note 9.